ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule Of Consolidated Financial Information) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated financial information [Line Items]
Cash and cash equivalents		$ 128,595	$ 79,370
Restricted cash		47,253	30,390
Short-term investments			410
Accounts receivable, net		6,260	4,702
Financing receivable, net	[1]	125,478	301,773
Inventory		95,012
Prepaid expenses and other current assets		50,183	20,749
Amounts due from related parties		15,224	13,419
Total current assets		468,005	450,813
Long-term loan receivable, net		8	330
Property and equipment, net		29,532	28,666
Long-term investments		565,366	695,348
Goodwill		101,937
Other non-current assets		27,056	1,687
Total assets		1,194,164	1,176,844
Accounts payable		20,046	5,561
Short-term debt		61,479	37,202
Accrued expenses and other current liabilities		45,898	19,781
Payable to investors		142,689	182,951
Amounts due to related parties		17,746	10,914
Deferred revenue		11,489	5,954
Contingent consideration		60,850	0
Income tax payable		12,652	7,860
Total current liabilities		370,547	270,223
Long-term contingent consideration		66,794
Total non-current liabilities		114,871	168,155
Long-term payable to investors			59,916
TOTAL LIABILITIES		485,418	438,378
Net revenues		202,102	63,364	$ 41,111
Net loss		(110,427)	(185,352)	(220,128)
Loss from continuing operations		(110,503)	(194,053)	(223,177)
(Loss) income from discontinued operations		0	8,701	1,520
Net cash provided by (used in) operating activities		(114,964)	(11,005)	(50,042)
Net cash (used in) provided by investing activities		224,236	(193,283)	(248,984)
Net cash provided by financing activities		(67,113)	226,075	180,430
VIEs and their subsidiaries [Member]
Consolidated financial information [Line Items]
Cash and cash equivalents		8,188	55,908
Restricted cash		51	288
Short-term investments			410
Accounts receivable, net		1,584	4,702
Financing receivable, net		145	228,224
Inventory		95,012	0
Prepaid expenses and other current assets		37,422	17,988
Amounts due from related parties		11,624	10,219
Total current assets		154,026	317,739
Long-term loan receivable, net			330
Property and equipment, net		507	1,058
Long-term investments		43,979	36,470
Goodwill		89,274
Other non-current assets		835	876
Total non-current assets		134,595	38,734
Total assets		288,621	356,473
Accounts payable		19,476	5,423
Short-term debt		12,296	7,202
Accrued expenses and other current liabilities		17,498	11,277
Payable to investors		7,153	182,810
Amounts due to related parties		7,013	222
Deferred revenue		10,164	5,804
Contingent consideration		5,944
Income tax payable		10,380	7,163
Total current liabilities		89,924	219,901
Long-term contingent consideration		60,850
Total non-current liabilities		60,850
Long-term payable to investors			59,916
TOTAL LIABILITIES		150,774	219,901
Net revenues		181,253	61,948	39,017
Loss from continuing operations		(42,245)	(31,997)	(68,991)
(Loss) income from discontinued operations			829	4,302
Net cash provided by (used in) operating activities		(146,911)	68,374	34,652
Net cash (used in) provided by investing activities		22,943	(187,621)	(102,061)
Net cash provided by financing activities		37,208	148,080	55,928
Consolidated Assets Backed Financing Entities [Member]
Consolidated financial information [Line Items]
Financing receivable, net		78,485	73,549
Total assets		78,485	73,549
Accrued expenses and other current liabilities		4	4
Payable to investors		64,087	141
Long-term payable to investors		0	59,916
TOTAL LIABILITIES		64,091	60,061
Net revenues
Net loss		91	375
Net cash provided by (used in) operating activities
Net cash (used in) provided by investing activities
Net cash provided by financing activities

[1]	The Company consolidated Shanghai Renren Finance Leasing Asset-Backed Special Plans (the "Plans"), see Note 1.